Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions and Divestitures
3.	Acquisitions and Divestitures

On July 28, 2015, the Company acquired all of the outstanding partnership interests of Stagecoach Cartage and Distribution LP (“Stagecoach”) for the purpose of expanding its presence within the TES segment. Cash consideration paid was $32.3 million. The acquisition was financed with borrowings under the Company’s credit facility. The Stagecoach purchase agreement called for contingent consideration in the form of a contingent purchase obligation capped at $5.0 million. The former owners of Stagecoach were entitled to receive a payment equal to the amount by which Stagecoach’s operating income before depreciation and amortization, as defined in the purchase agreement, exceeded $7.0 million for the twelve-month periods ending July 31, 2016, 2017, 2018, and 2019. Approximately $4.1 million was recorded as a contingent purchase obligation on the opening balance sheet. The Company paid $1.7 million of the contingent purchase obligation in the fourth quarter of 2016. Based on future expected earnings, the Company did not expect to pay any additional contingent purchase obligation and recorded an adjustment to write-off the remaining contingent purchase obligation in 2016. In December 2017, the Company and the former owners of Stagecoach signed an agreement releasing the Company from any further obligation under the contingent purchase obligation. The results of operations and financial condition of Stagecoach have been included in the Company’s consolidated financial statements since its acquisition date. The acquisition of Stagecoach is considered immaterial.

On September 15, 2017, the Company completed the sale of its wholly-owned subsidiary Unitrans, Inc. (“Unitrans”). The Company received net proceeds of $88.5 million and recognized a gain of $35.4 million. Proceeds from the sale were used primarily to redeem a portion of the Series E Preferred Stock and to provide funding for operations. The results of operations and financial condition of Unitrans have been included in the Company’s consolidated financial statements within the Company’s Ascent segment until the date of sale. The divestiture of Unitrans did not meet the criteria for being classified as a discontinued operation and, accordingly, its results are presented within continuing operations. Unitrans contributed $5.8 million, $8.0 million and $8.6 million of income before taxes for the years ended December 31, 2017, 2016 and 2015, respectively.